Term deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Term Deposits [Abstract]
Term deposits, over 3 months, up to 12 months	$ 17,307	$ 72,357
Total term deposits	$ 17,307	$ 72,357